Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	[1]	¥ 611,533	¥ 613,068
Lease liabilities	[1]	¥ 636,541	¥ 627,250
Weighted average:
Remaining lease term		15 years 7 months 6 days	15 years 8 months 12 days
Discount rate		0.54%	0.55%

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.